Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies [Abstract]
Schedule of Useful Lives of the Property, Plant and Equipment

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

– Computer equipment	3 years
– Fixtures and fittings	3 – 5 years
– Deployed machinery	4 years

Schedule of Useful Lives of the Group's Intangible Assets

The useful lives of the Group’s intangible assets are:

– Development costs	1 – 10 years
– Developed technology	5 years
– Customer relationships	15 years
– Trade names	5 – 11 years
– Physician network	3 – 10 years
– Licenses	1 – 2 years